Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Schedule of share-based compensation expenses
The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Cost of revenues	133	80	87
Fulfillment	697	424	473
Marketing	426	273	313
Research and development	859	599	1,144
General and administrative	2,689	1,623	2,709

Total	4,804	2,999	4,726

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Valuation Methodology Alternative
The weighted-average grant date fair value of options granted for the year ended December 31, 2025 was US$7.85 per share
, estimated on the grant date or modification date using the Binominal option-pricing model with the following assumptions:

2025
Expected volatility (i)	48%~49%
Exercise multiples (ii)	2.0
Expected dividend yield (iii)	2.5%
Expected term (in years) (iv)	10.0
Risk-free interest rate (v)	4.26%~4.61%
Fair value of the underlying shares on the date of option grants (US$ per share)	16.35~17.18

(i)	The volatility assumption was estimated based on historical volatility of the Company’s share price for the period of time close to the expected time to exercise.
(ii)
The exercise multiple was estimated as the ratio of fair value of underlying shares over exercise price as at the time the option is exercised, which comes from the historical exercise pattern of the Company.

(iii)	The dividend yield was estimated based on its expected dividend policy over the expected term of the options.
(iv)	Assumption of the expected term were based on the vesting and contractual terms.
(v)	Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

Employee and non-employee
Share-based compensation
Schedule of RSUs activity
A summary of activities of the service-based RSUs for the years ended December 31, 2025 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2025	70,983,422	19.53

Granted	31,551,310	18.27
Vested	(21,301,372)	21.39
Forfeited or cancelled	(9,370,294)	19.21

Unvested as of December 31, 2025	71,863,066	18.47

Schedule of service-based share options activity
A summary of activities of the service-based share options for the years ended December 31, 2025 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of January 1, 2025	17,645,740	16.53	0.5	14

Granted	5,272,500	16.97
Exercised	(352,086)	13.03

Forfeited or cancelled	—	—
Outstanding as of December 31, 2025	22,566,154	16.69	9.3	1

Vested and expected to vest as of December 31, 2025	22,484,404	16.70	9.3	1
Exercisable as of December 31, 2025	17,293,654	16.61	9.3	1